Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Revenue	$ (193,043)	$ (188,523)	$ (182,431)	$ (177,318)	$ (171,936)	$ (160,167)	$ (151,992)	$ (145,750)	$ (741,315)	$ (629,845)	$ (520,296)
Sales and marketing									145,419	146,797	117,689
Engineering and development									26,707	19,549	23,205
General and administrative									90,968	69,533	92,347
Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Cost of revenue									10,200	7,300	5,900
Sales and marketing									700	500	300
Engineering and development									1,100	1,700	1,600
General and administrative									300	900	800
Total related party transaction expense, net									12,300	10,400	8,600
Chief Executive Officer and a Director [Member]
Related Party Transaction [Line Items]
Revenue									(1,300)	(400)	(100)
Revenue (contra)									7,000	600
Total related party transaction impact to revenue									5,700	200	(100)
Cost of revenue									600	4,600	4,000
Total related party transaction expense, net									$ 6,300	4,800	3,900
As Reported [Member] | Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Cost of revenue										7,400	5,200
Sales and marketing										600	300
Engineering and development										1,700	900
General and administrative										700	900
Total related party transaction expense, net										10,400	7,300
As Reported [Member] | Chief Executive Officer and a Director [Member]
Related Party Transaction [Line Items]
Revenue (contra)										600
Total related party transaction impact to revenue										600
Cost of revenue										4,800	3,000
Total related party transaction expense, net										$ 5,400	$ 3,000